Subordinated loans - Additional information (Details) € in Millions, $ in Millions		1 Months Ended			12 Months Ended
		Nov. 30, 2025 EUR (€)	Apr. 30, 2025 USD ($)	Mar. 31, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Sep. 30, 2025 USD ($)	Aug. 31, 2025 EUR (€)	May 31, 2025 EUR (€)
Disclosure of detailed information about borrowings [line items]
Subordinated loans					€ 18,100	€ 17,878
Redemption of subordinated loans	[1]				€ 135,220	€ 113,014	€ 90,574
4.13% Fixed Rate Subordinated Green Tier 2 Notes (EUR)
Disclosure of detailed information about borrowings [line items]
Subordinated loans										€ 1,250
Borrowings, interest rate										4.13%
3.88% Fixed Rate Subordinated Tier 2 Notes (EUR)
Disclosure of detailed information about borrowings [line items]
Subordinated loans									€ 1,250
Borrowings, interest rate									3.88%
7.00% Perpetual AT1 Contingent Convertible Capital Securities (USD)
Disclosure of detailed information about borrowings [line items]
Subordinated loans | $								$ 1,500
Borrowings, interest rate								7.00%
2.00% Fixed Subordinated Tier 2 Notes (EUR)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				2.00%
Redemption of subordinated loans				€ 750
6.50% Perpetual AT1 Contingent Convertible Capital Securities (USD)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			6.50%
Redemption of subordinated loans | $			$ 1,250
1.00% Fixed Subordinated Tier 2 Notes (EUR)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				1.00%
Redemption of subordinated loans		€ 1,000

[1]	Cash flows are reported on a gross basis and include investments and borrowings of short term securities